Disaggregated Revenue - Schedule of Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Corporate Consultancy Income [Member]
Corporate finance services
Contracts with customers	$ 993	$ 120	$ 951
Company Secretarial Services Income [Member]
Corporate finance services
Contracts with customers	6
Corporate Finance Services [Member]
Corporate finance services
Contracts with customers	999	120	951
Securities and Virtual Assets Brokerage Commission Income [Member]
Corporate finance services
Contracts with customers	55	25	55
Securities and Virtual Assets Brokerage Handling Income [Member]
Corporate finance services
Contracts with customers	55	26	19
Wealth Management and Virtual Assets Services [Member]
Corporate finance services
Contracts with customers	110	51	74
Fund Subscription Fee – Related Parties [Member]
Corporate finance services
Contracts with customers	16	22	3
Referral Income [Member]
Corporate finance services
Contracts with customers		261	497
Other Securities Brokerage Financing [Member]
Corporate finance services
Contracts with customers	30	128	27
Investment Advisory Income [Member]
Corporate finance services
Contracts with customers	1,025	2,860	2,515
Management Fee Income – Related Parties [Member]
Corporate finance services
Contracts with customers	429	311	236
Performance Fee Income – Related Parties [Member]
Corporate finance services
Contracts with customers	210	538	150
Asset Management Services Income [Member]
Corporate finance services
Contracts with customers	639	849	386
Revenues Recognized at a Point in Time [Member]
Corporate finance services
Contracts with customers	1,125	454	1,525
Revenues Recognized Over a Period of Time [Member]
Corporate finance services
Contracts with customers	$ 1,694	$ 3,837	$ 2,928